DEFERRED RENT (Tables)	12 Months Ended
Jun. 30, 2020
DEFERRED RENT
Schedule of breakout of deferred rent between short term and long-term portions
		Deferred Rent
Entity	Location	Short Term	Long Term
Troika Design	Los Angeles, CA	$289,000	$293,000
Mission US	Brooklyn, NY	34,000	226,000
		$323,000	$519,000